BALANCE SHEET COMPONENTS - Estimated Future Amortization Expense (Details) $ in Thousands	Jan. 02, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2022	$ 254
2023	89
2024	43
2025	20
2026	11
Thereafter	3
Total future amortization expense	$ 420